WARRANTS (Tables)	6 Months Ended
Jun. 30, 2021
Warrants and Rights Note Disclosure [Abstract]
Schedule of warrants activity

			Price per
	Warrants outstanding	Exercise price per share	Share on Date of Issuance
Balance, December 31, 2019	939,712	6.00 – 11.25	4.95 – 15.00
Granted	-	-	-
Expired	-	-	-
Balance, June 30, 2020	939,712	6.00 – 11.25	4.95 – 15.00

Balance, December 31, 2020	939,712	6.00 – 11.25	4.95 – 15.00
Granted	120,000	5.00	4.66
Expired	-	-	-
Balance, June 30, 2021	1,059,712	5.00 – 11.25	4.66 – 15.00